Employee compensation and benefits - Movement on HSBC share option plans (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares £ / shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2019 shares £ / shares $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	65,060	65,060	57,065	57,065
Granted during the year (in shares) | shares	111,469	111,469	32,130	32,130
Exercised during the year (in shares) | shares	(1,387)	(1,387)	(11,806)	(11,806)
Expired during the year (in shares) | shares	(43,032)	(43,032)	(11,321)	(11,321)
Forfeited during the year (in shares) | shares	(1,158)	(1,158)	(1,008)	(1,008)
Share options outstanding at end of period (in shares) | shares	130,952	130,952	65,060	65,060
Of which exercisable (in shares) | shares					8,170	2,149
WAEP at beginning of period (in GBP per share) | £ / shares	£ 4.81		£ 4.92
Granted during the year (in GBP per share) | £ / shares	2.63		4.69
Exercised during the year (in GBP per share) | £ / shares	4.48		4.40
Expired during the year (in GBP per share) | £ / shares	4.81		5.46
Forfeited during the year (in GBP per share) | £ / shares	4.88		4.99
WAEP at end of period (in GBP per share) | £ / shares	2.97		4.81
Of which exercisable (in GBP per share) | £ / shares	£ 4.50	£ 4.50	£ 4.53	£ 4.53
Weighted average remaining contractual life of outstanding share options	3 years 8 months 4 days	3 years 8 months 4 days	2 years 9 months 7 days	2 years 9 months 7 days
Weighted average fair value of options granted | $					$ 0.47	$ 1.36
Weighted average share price at the date the options were exercise (in dollars per share) | $ / shares		£ 7.08		£ 7.99